Share-Based Compensation - Restricted Stock Units (Details) - RSUs - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Restricted Stock Units
Unvested and outstanding beginning balance (in shares)		415,000
Granted (in shares)		1,045,650
Vested (in shares)	(143,000)	(164,500)
Canceled of forfeited (in shares)	(70,000)	(201,000)
Unvested and outstanding ending balance (in shares)	1,095,150	1,095,150
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share)		$ 12.09
Granted weighted average grant date fair value (usd per share)		8.71
Vested weighted average grant date fair value (usd per share)		12.09
Canceled or forfeited weighted average grant date fair value (usd per share)		10.85
Unvested and outstanding ending balance weighted average grant date fair value (usd per share)	$ 9.12	$ 9.12